9. Stockholders Deficit - Summary of Warrant Activity (Details) - Quarterly (USD $)	15 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Apr. 30, 2014 Quarterly Member	Mar. 31, 2014 Quarterly Member	Dec. 31, 2013 Quarterly Member
Beginning Balance, Warrants			4,338,884
Warrants Granted	6,738,884			6,738,884
Warrants Granted, Weighted Average Exercise Price	$ 0.24			$ 0.24
Warrants Granted, Weighted Average Remaining Contractual Life (in Years)	5 years		0 years	5 years
Warrants Exercised	(1,400,000)	1,000,000		(1,400,000)
Warrants Exercised, Weighted Average Exercise Price	$ 0.001			$ 0.001
Warrants Exercised, Weighted Average Remaining Contractual Life (in Years)			0 years	0 years
Warrants Cancelled/Forfeited	(1,000,000)			(1,000,000)
Warrants Cancelled/Forfeited, Weighted Average Exercise Price	$ 0.001			$ 0.001
Warrants Cancelled/Forfeited, Weighted Average Remaining Contractual Life (in Years)			0 years	0 years
Ending Balance, Warrants Outstanding			4,338,884	4,338,884
Ending Balance, Warrants, Weighted Average Exercise Price			$ 0.24	$ 0.24
Ending Balance, Warrants, Weighted Average Remaining Contractual Life (in Years)	4 years 10 months		4 years 8 months	4 years 10 months